                  AH&H PARTNERS FUND LIMITED PARTNERSHIP
                        Report on Financial Statements
                   For the Month Ending March 31, 1998
                             (unaudited)

                   AH&H PARTNERS FUND LIMITED PARTNERSHIP
                        Report on Financial Statements
                   For the Month Ending March 31, 1998
                              (unaudited)






                               CONTENTS

                                                            PAGE

          Investment Portfolio
          as of March 31, 1998 (unaudited)                   3-5

          Statement of Assets and Liabilities                 6
          as of March 31, 1998 (unaudited)

          Statement of Operations
          for the month ended March 31, 1998                  7
          (unaudited)

          Statement of Changes in Net Assets
          for the month ended March 31, 1998                  8
          (unaudited)

          Notes to Financial Statements                      9-10

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                              Investment Portfolio
                              As of March 31, 1998
                                   (unaudited)


INDUSTRY & COMPANY                                 Shares     Value

EQUITY SECURITIES - COMMON STOCK     84.3%

    COMMUNICATIONS                    8.1%

     Alpha Industries                              50,000      $762,500
     Dynatech                                       8,500      $409,594
     Natural Microsystems Corp.                    50,000    $1,981,250

    CONSUMER- Electronics             9.9%

     CompUSA, Inc.                                90,000     $2,351,250
     ScanSource                                   70,000     $1,470,000

    CONSUMER-GENERAL                 14.4%

     A.T. Cross                                    60.100      $698,663
     Party City                                    75,000    $2,540,625
     Safety First                                 138,000    $1,155,750
     West Marine                                   40,000    $1,165,000

    DIVERSIFIED INDUSTRIES           3.4%

     Nashua Corp.                                  95,000    $1,328,100

    ELECTRONIC COMPONENTS           14.6%

     CP Clare Corp.                               110,000    $1,526,250
     PCD, Inc.                                    106,500    $2,396,250
     Unitrode                                      93,000    $1,732,125

    FACTORY AUTOMATION                2.4%

     Concentra                                    150,000      $918,750

    INFORMATION TECHNOLOGY            4.2%

     Tier Technology                               95,328    $1,642,856

    INTERNET                          0.6%

     Lycos                                          5,625      $248,906



     The accompanying notes are an integral part of these financial statements.
                                        4

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                               Investment Portfolio
                               As of March 31, 1998
                                    (unaudited)

 INDUSTRY & COMPANY                              Shares       Value

  Equity Securities - Common Stock   84.3%

     MEDICAL                          7.7%

        Ascent Pediatrics                       130,769       $498,557
        Hologic                                  60,000     $1,665,000
        IMNET Systems                            36396        $818,910

     NATURAL PRODUCTS                 7.6%
        AMBI                                    230,000       $721,875
        Opta Food Ingredients, Inc.             239,000     $1,269,688
        Weider Nutrition                         60,000       $930,000

     NETWORKING                       3.9%
        Shiva                                   150,000     $1,500,000

     SEMICONDUCTORS                   2.8%
        Aseco Corp.                             139,820     $1,077,047

     SOFTWARE                         4.7%
        INSO Corp                                70,000     $1,242,500
        Xionics                                 103,200       $580,500

    Total Common Stock    (Cost $25,929,222)               $32,631,946


    PRIVATE HOLDINGS                  8.2%

       Advanced UroScience, Inc.                 275,000      $1,100,000
       Asymetrix Corp                             52,307        $233,208
       Cerulean Technology-Series B Pfd.         255,546        $250,001
       Cerulean Technology-Series C Pfd.          42,857         $53,999
       Marathon Technologies                      52,083        $624,996
       Molecular Geodesics                       500,000        $500,000
       Sys-Tech Solutions (Common Stock)         149,965         $14,997
       Sys-Tech Solutions- Series A Pfd            2,777        $277,700
       Sys-Tech Solutions0 Series B Pfd            1,020        $102,000

    Total Private Holdings   (Cost $3,266,211)                $2,156,901


    CASH & EQUIVALENTS               7.5%

        Fidelity Daily Money Market Fund                      $1,375,383
        Fidelity US Treasury Income Fund                      $1,528,847

    Total Cash & Equivalents (Cost $2,904,230)                $2,904,230


   TOTAL INVESTMENT PORTFOLIO        100%                    $38,693,077
          (Cost $32,099,663)

     The accompanying notes are an integral part of these financial  statements.
                                        5

                  AH&H PARTNERS FUND LIMITED PARTNERSHIP
                    Statement of Assets and Liabilities
                          As of March 31, 1998
                               (unaudited)



                                                         Month Ended
                                                         Mar. 31, 1998
                                                         --------------
ASSETS

   Investments at value (Cost Basis $32,099,663)            $38,693,077
   Notes and interest payable                                  $100,600
   Cash                                                            $100



   Total Assets                                             $38,793,777
                                                           -------------
                                                           -------------
LIABILITIES

   Accrued management fees                                      $96,985
   Accrued incentive fees                                             0
   Accrued capital withdrawals                               $3,067,349
                                                           -------------

  Total Liabilities                                          $3,164,334
                                                           -------------

NET ASSETS                                                  $35,629,443
                                                           -------------
                                                          -------------


     The accompanying notes are an integral part of these financial statements.

                      AH&H PARTNERS FUND LIMITED PARTNERSHIP
                             Statement of Operations
                        For the month ended March 31, 1998
                                   (unaudited)



                                                        Month Ended
                                                        Mar. 31, 1998
                                                       ----------------
    INVESTMENT INCOME

      Income:
         Dividends                                          $25,962
         Interest                                            $1,267
                                                       ----------------
      Total Income                                          $27,229

      Expenses:
         Management Fees                                    $96,985
         Other expenses                                      $2,570
                                                       ----------------
      Total expenses                                        $99,555

     Net investment loss                                   ($72,326)
                                                       ----------------
                                                       ----------------

   NET REALIZED & UNREALIZED GAIN(LOSS)
     Net realized gain                                    $2,789,458

     Net unrealized appreciation                          $1,722,290

     Net gain on investments                              $4,511,748
                                                        ---------------

     NET INCREASE IN NET ASSETS                           $4,439,422
                                                        ---------------
                                                        ---------------






     The accompanying notes are an integral part of these financial statements.

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                       Statement of Changes in Net Assets
                         For month ended Mar. 31, 1998
                                  (unaudited)


                                                        Month Ended
                                                        Mar. 31, 1998
                                                       ------------------

   INCREASE IN NET ASSETS

      Operations:
        Net investment loss                                 ($72,326)
        Net realized Gain from investments                $2,789,458
        Net unrealized depreciation                       $1,722,290
                                                       ----------------

   Net increase in net assets from operations             $4,439,422

   Contributions to capital                                 $100,000

   Withdrawals from capital                              ($3,067,349)
                                                       -----------------

   DECREASE IN NET ASSETS                                 $1,472,073

   Net assets at beginning of period                     $34,157,371

   NET ASSETS AT END OF PERIOD                           $35,629,443
                                                       -----------------
                                                       -----------------








     The accompanying notes are an integral part of these financial statements.

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                          Notes to Financial Statements
                          For Year ended Dec. 31, 1997
                                 (audited)




 1 - SIGNIFICANT ACCOUNTING POLICIES

    The AH&H Partners Fund Limited Partnership(the "Partnership")was organized June 8,1990 as a Massachusetts limited partnership and is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company. The Agreement of Limited Partnership was amended and restated on September 13,1990, April 1,1992 and January 1,1996. The Partner-ship operates under the Investment Company Act of 1940(the "1940 Act") as an interval fund. The Partnership's interests are not registered under the Securities Act of 1933.

    Adams, Harkness & Hill, Inc., a Massachusetts Corporation, serves as Managing General Partner. The Managing General Partner must maintain a capital account balance equal to the lesser of 1% of the sum of all the positive capital account balances of all the Partners or the greater of $500,000 or 0.2% of the sum of the positive capital account balances of all the Partners.

    The policies described below are followed consistently by the Partner-ship in preparation of its financial statements in conformity with generally accepted accounting principles.

    Security Valuation

    Portfolio securities which are traded on U.S. stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is valued at the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at "fair value" as determined in good faith by the general partner.

    Securities Sold Short

    The Partnership is engaged in selling securities short, which obligates the Partnership to replace a security borrowed by purchas-ing the same security at current market value. The Partnership would incur a loss if the price of the security increases between the date of the short sale and the date on which the Partnership replaces the borrowed security. The Partnership would realize a gain if the price of the security declines between those dates.

    Securities Transactions and Investment Income

    Securities transactions are recorded on a trade-date basis. Securities gains or losses are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, includ-ing original issue discount, where applicable, is recorded on an accrual basis, except for bonds trading "flat", in which case interest is recorded when received.

                      AH&H PARTNERS FUND LIMITED PARTNERSHIP
                           Notes to Financial Statements
                       For year ended Dec. 31, 1997
                                   (audited)




 1 - SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Federal and State Income Taxes

    No federal or state income tax is imposed on the Partnership as an entity. The Partnership's income, gains, losses, deductions and credits flow through to the Partners. Each partner must include his or her share of partnership income in his or her tax returns.


 2 - INVESTMENT ADVISORY AGREEMENTS & TRANSACTIONS WITH AFFILIATED PERSONS

    The Partnership has an investment advisory agreement with the Managing General Partner. Certain individuals who are executive officers and directors of the Managing General Partner are also Limited Partners of the Partnership.

    For the year ended December 31, 1997, the Managing
    General Partner received fees of $363,349 for investment and advisory services under the agreement. The fee is paid quarterly with an annual fee basis of 1%. In addition, the Partnership Agreement provides for a performance allocation from the Limited Partners to the General Partner, equal to 15% of the return which exceeds a cumulative 6% annual return. The performance allocation, if there is one, is determined after the close of the calendar year.


 3 - INVESTMENT TRANSACTIONS

    Purchases and proceeds from sales of investment securities (excluding short term investments) for the six months ended June 30, 1997 aggregated $22,077,647 and $17,862,906 respectively.


 4 - SIGNIFICANT SUBSEQUENT EVENT

    The Partnership agreement provides for a Partnership termination date of December 31, 2050.